Risk Report - Market Risk - Nontrading Market Risk Exposures - Economic Capital Usage by risk type (Detail) - Economic capital usage [Member] - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Carrying Value and Economic Capital Usage for Nontrading Market Risk Portfolios [line items]
Interest rate risk	€ 1,752	€ 1,853
Credit spread risk	29	21
Equity and investment risk	841	1,031
Foreign exchange risk	1,460	1,509
Pension risk	803	1,128
Guaranteed funds risk	82	85
Nontrading market risk portfolios	€ 4,968	€ 5,628